Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Asset and liabilities measured at fair value on a recurring basis
Derivative asset	$ 319	$ 4,023
Recurring [Member]
Asset and liabilities measured at fair value on a recurring basis
Derivative asset	319	4,023
Derivative liabilities	48,967	98,487
Recurring [Member] | Level 1 [Member]
Asset and liabilities measured at fair value on a recurring basis
Derivative asset
Derivative liabilities
Recurring [Member] | Level 2 [Member]
Asset and liabilities measured at fair value on a recurring basis
Derivative asset	319	4,023
Derivative liabilities	48,967	98,487
Recurring [Member] | Level 3 [Member]
Asset and liabilities measured at fair value on a recurring basis
Derivative asset
Derivative liabilities